UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2007

Date of reporting period: July 1, 2006 through December 31, 2006

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

December 31, 2006

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2006

Our investment objective for our municipal bond funds is to provide the highest level of tax-free income available derived from state-specific municipal securities without incurring undue risk to principal. Similarly, our investment objective for our government bond fund is to provide the highest level of income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality bonds at the best possible price and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific municipal bond fund include, but are not limited to, movements in interest rates, a downgrading or upgrading of ratings assigned to bonds issued by state or local governments, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, or insufficient revenues received by state or local governments necessary to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2006, the U.S. economy continued to grow at a relatively healthy, albeit somewhat slower pace. Real gross domestic product (GDP), the output of goods and services produced by labor and property located within the United States, increased at an annual rate of 2.0% in the third quarter of 2006 compared with an annual rate of 2.6% in the second quarter. In part, the deceleration in real GDP growth in the third quarter reflected the slow down in the housing market and the lagging effect of prior Fed tightening. At the national level, the unemployment rate remained low during the second half of the year with the annual unemployment rate for 2006 averaging 4.6%.

The Federal Reserve Board kept the fed funds rate steady at 5.25% during the period under review and has indicated that future rate actions will depend upon incoming data on inflation and economic growth. The 10-year Treasury yield decreased over the period, declining from 5.15% to 4.72%. Similarly, municipal yields also decreased over the reporting period which flattened the municipal yield curve further; however, the municipal yield curve has remained relatively steep compared with the Treasury curve.

During the period under review, we continued to adhere to our long-term strategy of providing the highest level of tax-free income to our shareholders as is possible without incurring undue risk to principal. To achieve our goal, we buy high quality investment grade bonds at the best price possible on the shoulder of the yield curve and hold on to them in down markets as well as up markets. We continued to buy higher coupon premium bonds in an effort to maximize current income to shareholders. Additionally, we have continued to adhere to our longstanding practice of not buying bonds that are subject to the Alternative Minimum Tax.

i

A discussion of the performance of each of our funds for the six month period ended December 31, 2006 follows:

The Kentucky Tax-Free Income Series provided shareholders a positive total return of 4.43% for the six month period ended December 31, 2006. This performance compared favorably with the fund’s comparative index, the 7-year Lehman Brothers Municipal Bond Index, which had a total return of 3.94%. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a positive total return of 2.62% for the period under review which compared favorably to the 3-year Lehman Brothers Municipal Bond Index which returned 2.57%.

The Tennessee Tax-Free Income Series provided shareholders a positive total return of 4.23% for the six month period ended December 31, 2006. This performance compared favorably with the fund’s comparative index, the 7-year Lehman Brothers Municipal Bond Index, which returned 3.94%. The Tennessee Tax-Free Short-to-Medium Series provided shareholders a positive total return of 2.80% for the period under review compared to the 5-year Lehman Brothers Municipal Bond Index which returned 3.22%. The average effective maturity of the Tennessee Tax-Free Short-to-Medium Series was 4.09 years at period end. Since the average effective maturity was just over four years, it moved the fund into the 5-year index category instead of the 3-year category thereby creating a comparison discrepancy.

The North Carolina Tax-Free Income Series provided shareholders a positive total return of 4.01% for the six month period ended December 31, 2006. This performance compared favorably with the fund’s comparative index, the 7-year Lehman Brothers Municipal Bond Index, which returned 3.94%. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a positive total return of 2.71% for the period under review compared to the 5-year Lehman Brothers Municipal Bond Index which returned 3.22%. The average effective maturity of the North Carolina Tax-Free Short-to-Medium Series was 4.23 years at period end. Since the average effective maturity was over four years, it moved the fund into the 5-year index category instead of the 3-year category.

The Alabama Tax-Free Income Series provided shareholders with a positive total return of 4.62% for the six month period ended December 31, 2006. This performance compared favorably with the fund’s comparative index, the 7-year Lehman Brothers Municipal Bond Index, which returned 3.94%.

The Mississippi Tax-Free Income Series provided shareholders with a positive total return of 4.62% for six month period ended December 31, 2006 compared with the 10-year Lehman Brothers Municipal Bond Index which returned 4.77%. The Mississippi

Tax-Free Income Series slightly underperformed its comparative index due primarily to the fact that the fund holds two separate obligations in which the issuer received preliminary adverse determinations from the IRS challenging the tax-exempt status of the subject bonds. The issuer is appealing the proposed adverse determinations.

The Intermediate Government Bond Series provided shareholders a positive total return of 4.54% for the six month period ended December 31, 2006 compared with the Lehman Brothers U.S. Government Intermediate Bond Index which returned 3.84%.

It should be noted that the Lehman Brothers Municipal Bond and Government Bond Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

At the end of the review period, the incoming economic data continues to be somewhat mixed. Some economic data suggests that inflationary pressures appear to be moderating while other economic data suggests that inflation still remains at unacceptably high levels. If inflationary pressures remain in check and economic growth continues to slow, then there is a chance that the Federal Reserve Board may lower the fed funds rate in mid-2007 to stimulate the economy. Conversely, if inflationary pressures persist and economic growth picks back up, there is a chance that the Federal Reserve Board may have to raise the fed funds rate further. Of course, there is always the chance that the Federal Reserve Board will keep the fed funds rate at its present level for most or all of the year. Fortunately, even in periods of market volatility returns on municipal and government bonds have historically remained relatively stable.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is no guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2006. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Kentucky Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	78.91%
Aa/AA	14.48%
A	4.64%
Baa/BBB	1.26%
Not Rated	.71%
COMPOSITION
Prerefunded	4.88%
General Obligation	2.44%
Certificates of Participation	.36%
Lease Revenue	8.80%
Municipal Utilities	1.81%
Industrial Revenue	.01%
Hospitals Healthcare	1.84%
State and Local Mortgage	.39%
University Consolidated Education	.31%
Public Facilities	.78%
Insured Municipals	71.66%
Escrowed to Maturity	6.33%
Variable Rate	.39%

Kentucky Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	51.72%
Aa/AA	37.92%
A	6.18%
Baa/BBB	3.75%
Not Rated	.43%
COMPOSITION
Prerefunded	6.82%
General Obligation	6.10%
Certificates of Participation	1.47%
Lease Revenue	21.79%
Municipal Utilities	2.14%
Industrial Revenue	.15%
Hospitals Healthcare	2.91%
Insured Municipals	54.20%
Escrowed to Maturity	4.42%

Alabama Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	75.07%
Aa/AA	19.57%
A	4.33%
Baa/BBB	.94%
Not Rated	.09%
COMPOSITION
Prerefunded	1.61%
General Obligation	16.14%
Municipal Utilities	1.08%
Industrial Revenue	.94%
Hospitals Healthcare	.73%
University Consolidated Education	1.12%
Public Facilities	1.88%
Insured Municipals	76.50%

Mississippi Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	81.33%
Aa/AA	10.72%
A	3.92%
Baa/BBB	2.83%
Not Rated	1.20%
COMPOSITION
Prerefunded	10.60%
General Obligation	13.97%
Municipal Utilities	1.04%
Public Facilities	.99%
Insured Municipals	72.33%
Escrowed to Maturity	1.07%

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Tennessee Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	60.19%
Aa/AA	37.99%
A	.42%
Baa/BBB	1.40%
COMPOSITION
Prerefunded	9.13%
General Obligation	17.35%
Lease Revenue	.28%
Municipal Utilities	3.29%
Industrial Revenue	.20%
Hospitals Healthcare	9.03%
State and Local Mortgage	4.41%
University Consolidated Education	1.84%
Insured Municipals	53.14%
Escrowed to Maturity	1.33%

Tennessee Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	70.51%
Aa/AA	26.52%
Baa/BBB	2.07%
Not Rated	.90%
COMPOSITION
Prerefunded	2.52%
General Obligation	16.10%
Lease Revenue	2.07%
Municipal Utilities	1.41%
Hospitals Healthcare	.82%
State and Local Mortgage	.90%
University Consolidated Education	2.87%
Insured Municipals	73.31%

North Carolina Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	71.71%
Aa/AA	24.28%
A	4.01%
COMPOSITION
Prerefunded	10.12%
General Obligation	2.09%
Certificates of Participation	9.71%
Lease Revenue	3.56%
Municipal Utilities	1.09%
Hospitals Healthcare	3.99%
State and Local Mortgage	.48%
Public Facilities	1.43%
Insured Municipals	66.85%
Escrowed to Maturity	.68%

North Carolina Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	73.38%
Aa/AA	23.53%
A	3.09%
COMPOSITION
Prerefunded	3.66%
General Obligation	4.76%
Certificates of Participation	11.16%
Lease Revenue	7.06%
Hospitals Healthcare	6.01%
University Consolidated Education	1.68%
Insured Municipals	65.67%

Intermediate Government Bond Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	100.00%
COMPOSITION
Federal Farm Credit Banks	22.78%
Federal Home Loan Banks	47.51%
Federal Home Loan Mortgage	2.15%
Federal National Mortgage	22.48%
Student Loan Mortgage	5.08%

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DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
75.58% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000%	11/01/2025	Aaa/AAA*/AAA@	$100,000	$103,122
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,277
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	102,959
Al State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	480,956
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	115,487
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	52,985
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,045
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	52,071
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	176,475
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	136,348
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	207,306
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aaa/AAA*/AAA@	260,000	276,206
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aaa/AAA*	295,000	315,281
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	108,223
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	104,431
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	07/01/2020	Aaa/AAA*/AAA@	20,000	20,244
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*/AAA@	125,000	133,764
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	104,240
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	203,520
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*/AAA@	10,000	10,097
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*/AAA@	20,000	20,222
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	267,568
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	268,637
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	202,204
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	58,822
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	478,796
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/AAA@	100,000	103,295
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,661
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	204,958
Huntsville AL Health Care Authority - Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	143,472
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	Aaa/AAA*	100,000	105,913
Huntsville AL Health Care Authority - Series A	5.400	06/01/2022	Aaa/AAA*/AAA@	50,000	54,263
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	214,216
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	21,165
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	159,471
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	31,865
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*/AAA@	50,000	53,204
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.125	06/01/2026	Aaa/AAA*/AAA@	75,000	78,984
Jefferson County AL Public Building Authority Lease Revenue	5.000	04/01/2026	Aaa/AAA*	150,000	159,825
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	52,699
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	31,193
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	106,019
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	78,849
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	292,537
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	26,298
Madison AL School Warrants - Series B	5.000	02/01/2023	Aaa/AAA*/AAA@	150,000	155,006
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	377,045
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	36,937
Montgomery AL Waterworks & Sanitary Sewer Board Revenue	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	52,809
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	265,475
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aaa	100,000	105,272
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	257,978
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,786
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	153,425
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	50,729
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aaa/AAA*	300,000	318,663
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,720
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Aaa/AAA@	100,000	104,894
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	88,832
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	71,532
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	53,488
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aaa/AAA@	370,000	393,195
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA@	150,000	165,206

					8,647,158
GENERAL OBLIGATION BONDS
15.94% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	31,252
AL State - Series A	5.000	06/01/2020	Aa3/AA*	100,000	104,270
Alabama State - Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,988
Alabama State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	104,372
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	52,525

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850%	12/01/2013	Baa1/A-*	$15,000	$16,026
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	154,386
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	229,412
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	106,696
Birmingham AL Referral Warrants - Series A	5.250	05/01/2018	Aa3/AA*/AA-@	300,000	324,033
Madison AL Warrants - Series C	5.000	09/01/2018	Aaa/AAA*/AAA@	50,000	52,007
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	618,071

					1,824,039
PUBLIC FACILITIES REVENUE BONDS
1.86% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	201,983
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,432

					212,415
PREREFUNDED BONDS
1.59% of Net Assets
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,660
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	AAA*/AAA@	10,000	10,228
Montgomery AL BMC Special Care Facilities Financing Authority	5.000	11/15/2029	Aaa/AAA*	85,000	87,230
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	36,746
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,500
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	26,640

					182,004
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.11% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	127,128

					127,128
MUNICIPAL UTILITIES
1.07% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,741
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	101,763

					122,504
INDUSTRIAL REVENUE BONDS
.93% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	79,487
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,553

					106,040
HOSPITALS AND HEALTHCARE
.72% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,546
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	30,949

					82,494

Total Investments (cost $11,028,576)(See (a) below for further explanation) 98.80 % of Net Assets					$11,303,783

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$284,539
Unrealized depreciation	(9,333)

Net unrealized depreciation	$275,206

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

ASSETS:
Investments in securities, at value (Cost: 11,028,576)		$11,303,783
Cash		18,828
Interest receivable		159,657

Total assets		11,482,268
LIABILITIES:
Payable for:
Distributions	$35,420
Fund shares redeemed	400
Investment advisory fee	957
Transfer agent fee	2,135
Trustee fee	181
Accrued expenses	2,104

Total liabilities		41,197

NET ASSETS:
Capital		11,169,455
Net accumulated realized loss on investment transactions		(3,590)
Net unrealized appreciation in value of investments		275,206

Net assets at value		$11,441,071

NET ASSET VALUE, offering price and redemption price per share ($11,441,071 -:- 968,512 shares outstanding; unlimited number of shares authorized; no par value)		$11.81

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$252,799

Expenses:
Investment advisory fee	28,429
Transfer agent fee	8,529
Custodian expense	2,400
Pricing fees	2,812
Professional fees	1,395
Trustee fees	572
Other expenses	3,709

Total expenses	47,846
Fees waived by Adviser	(22,656)
Custodian expense reductions	(2,400)

Net expenses	22,790

Net investment income	230,009

Realized and unrealized gain on investments:
Net realized gain	2,928
Net increase in unrealized appreciation	280,034

Net realized and unrealized gain on investments	282,962

Net increase in net assets resulting from operations	$512,971

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 6/30/06
Increase in net assets:
Operations:
Net investment income	$230,009	$368,623
Net realized gain/(loss) on investments	2,928	(2,170)
Net increase/(decrease) in unrealized appreciation	280,034	(320,339)

Net increase in net assets resulting from operations	512,971	46,114
Distributions to shareholders from net investment income	(230,009)	(368,623)
Net fund share transactions (note 4)	404,192	3,275,939

Total increase	687,154	2,953,430
Net assets:
Beginning of year	10,753,917	7,800,487

End of period/year	$11,441,071	$10,753,917

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06	For the years ended June 30,
		2006	2005	2004	2003
Net asset value, beginning of year	$11.52	$11.91	$11.45	$11.80	$11.22

Income from investment operations:
Net investment income	0.24	0.47	0.48	0.51	0.52
Net gains/(losses) on securities, both realized and unrealized	0.29	(0.39)	0.46	(0.35)	0.58

Total from investment operations	0.53	0.08	0.94	0.16	1.10
Less distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.48)	(0.51)	(0.52)

Net asset value, end of year	$11.81	$11.52	$11.91	$11.45	$11.80

Total return	4.62%	0.65%	8.36%	1.36%	9.98%
Net assets, end of year (in thousands)	$11,441	$10,754	$7,800	$5,273	$4,615
Ratio of net expenses to average net assets (a)	0.20%	0.46%	0.46%	0.40%	0.33%
Ratio of net investment income to average net assets	2.04%	3.97%	4.08%	4.36%	4.46%
Portfolio turnover	2.30%	7.72%	3.96%	16.43%	6.24%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

.20% and .02% for the six months ended 12/31/2006; .38% and .05% for 2006; .36% and .08% for 2005; .41% and .10% for 2004; and .50% and .12% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
70.88% of Net Assets
Ballard County School District Finance Corporation	5.000%	06/01/2020	Aaa/AAA@	$1,240,000	$1,324,655
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,357,970
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,590,694
Barren County School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,232,216
Boone County Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aaa/AAA*/AAA@	8,595,000	8,893,418
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,318,433
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,533,695
Boone County KY Water - Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,061,690
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/AAA*	1,805,000	1,909,672
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/AAA*	1,900,000	2,007,559
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,216,949
Bullitt County School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,557,632
Bullitt County School District Finance Corporation	4.500	10/01/2024	Aaa/AAA@	2,720,000	2,775,162
Cambell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,058,040
Campbell County School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	996,003
Carter County Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	1,021,315
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,683,664
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,437,090
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,471,575
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,835,303
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,190,651
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	780,000	780,538
Greater KY Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,341,069
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,309,827
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,519,449
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,611,033
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,842,861
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aaa/AAA*	3,770,000	3,924,268
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,047,840
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,097,160
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,558,275
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,758,373
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*	5,025,000	5,373,936
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	3,006,650
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*/AAA@	1,500,000	1,541,775
Kenton County School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,323,765
Kenton County KY School District Finance Corporation School	5.000	06/01/2023	Aaa/AAA@	4,465,000	4,757,993
Kenton County KY School District Finance Corporation School	5.000	06/01/2024	Aaa/AAA@	4,665,000	4,967,992
KY Asset/Liability Commission General Fund	5.000	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,152,260
KY Asset Liability Commission Project Notes First Series	5.000	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,997,544
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,293,129
KY Asset Liability Commission	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,067,330
KY Asset Liability Project Notes	5.000	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,492,660
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aaa/AAA*	8,075,000	8,678,364
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aaa/AAA*	7,405,000	7,964,003
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aaa/AAA*	3,700,000	3,976,464
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,546,290
Kentucky Development Finance Authority-St Claire Medical	5.875	09/01/2013	AAA*	2,000,000	2,008,340
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,509,425
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,643,455
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A*	1,000,000	1,037,120
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,366,693
Kentucky Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,631,489
Kentucky Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,017,540
Kentucky Housing Corpoartion	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,053,840
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,060,100
KY State Property & Building #76	5.500	08/01/2021	Aaa/AAA/AAA	500,000	585,905
KY State Property & Building #83	5.000	10/01/2013	Aaa/AAA*/AAA@	610,000	658,495
KY State Property & Building #83	5.000	10/01/2017	Aaa/AAA*/AAA@	5,000,000	5,511,400
KY State Property & Building #83	5.000	10/01/2018	Aaa/AAA*/AAA@	7,750,000	19,628,838
KY State Property & Building #83	5.250	10/01/2020	Aaa/AAA*/AAA@	4,220,000	27,618,308
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,095,880
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,441,736
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,457,624
KY State Property & Building #84	5.000	08/01/2019	Aaa/AAA*/AAA@	10,000,000	11,085,700
KY State Property & Building #84	5.000	08/01/2022	Aaa/AAA*/AAA@	7,500,000	19,579,525
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,209,741
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	8,790,810
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	2,500,000	13,400,625
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	3,300,000	14,278,215

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #85	5.000%	08/01/2025	Aaa/AAA*/AAA@	$5,000,000	$5,345,250
KY State Property & Building #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,131,850
KY State Property & Building #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,309,352
KY State Property & Building #80	5.250	05/01/2020	Aaa/AAA*/AAA@	1,000,000	1,137,070
KY State Property & Building #81	5.000	11/01/2017	Aaa/AAA*/AAA@	2,060,000	2,211,369
KY State Property & Building #81	5.000	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,839,970
KY State Property & Building #81	5.000	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,543,984
KY State Property & Building #81	5.000	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,810,517
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,167,686
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,053,300
KY State Turnpike Economic Development	5.000	07/01/2023	Aaa/AAA*/AAA@	4,325,000	4,637,438
KY State Turnpike Economic Development	5.000	07/01/2024	Aaa/AAA*/AAA@	3,770,000	4,033,938
KY State Turnpike Economic Development	5.000	07/01/2025	Aaa/AAA*/AAA@	2,000,000	2,137,040
KY State Turnpike Economic Development	5.000	07/01/2026	Aaa/AAA@/AAA*	4,720,000	5,066,967
Knox County General Obligation	5.625	06/01/2036	AAA*/AAA@	2,490,000	2,802,968
Laurel County School District Finance Corporation	4.625	08/01/2026	Aaa/AAA@	3,150,000	3,249,603
Letcher County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,866,671
Letcher County School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	2,052,806
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	AAa/AAA*	1,770,000	1,845,296
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,905,597
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,221,211
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,518,483
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,564,200
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*/AAA@	10,425,000	10,619,948
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	3,060,617
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,200,945
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,346,926
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,511,895
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,338,000
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	3,270,000	3,512,863
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*	3,230,000	3,469,892
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,888,003
Louisville & Jefferson County Visitors and Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,412,470
Louisville & Jefferson County Visitors and Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,316,128
Louisville & Jefferson County Visitors and Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,539,453
Louisville & Jefferson County Student Housing	5.000	06/01/2025	AAA*	2,030,000	2,166,396
Louisville KY Genearl Oblligation - Series A	5.000	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,590,099
Louisville Health Care Facilities	6.650	12/20/2030	Aaa	4,917,000	5,536,050
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,027,860
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	720,666
Marshall County School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,489,082
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,719,280
McCracken County School District Finance Corporation	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,790,171
McCracken County School District Finance Corporation	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,195,880
McCreary County Courthouse & Public Square Corporation Revenue	5.400	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,646,100
Nelson County School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,156,532
Nelson County School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,559,659
Northern KY University Certificates of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,856,018
Northern KY University Certificates of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,101,220
Northern KY Water District	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,036,510
Northern KY Water District	5.000	02/01/2020	Aaa/AAA@	3,080,000	3,234,893
Northern KY Water District	5.000	02/01/2021	Aaa/AAA@	2,635,000	2,767,514
Northern KY Water District	4.000	02/01/2019	Aaa	1,275,000	1,273,751
Northern KY Water District	4.125	02/01/2020	Aaa	1,325,000	1,334,461
Northern KY Water District	4.125	02/01/2021	Aaa	1,380,000	1,382,719
Northern KY Water District	4.500	02/01/2022	Aaa	1,385,000	1,424,417
Northern KY Water District	4.500	02/01/2024	Aaa	1,035,000	1,060,368
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	160,000	165,176
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,207,405
Shelby County School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,929,345
Shelbyville KY Certificates of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,343,970
Spencer County School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,063,620
Warren County KY Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,534,095
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,026,290
Warren County KY Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,023,560

					502,107,850
LEASE REVENUE BONDS
9.09% of Net Assets
Boone County KY School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,962,170
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,289,136
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,099,457
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,172,680

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Bullitt County KY School District Finance Corporation	5.000%	07/01/2021	Aa3	$1,000,000	$1,059,830
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,156,534
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,214,467
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,289,398
Danville Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,907,900
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,232,327
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,137,037
Greenup County School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,721,973
Hopkins County School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,390,643
Kentucky Area Development Districts Financing Lease-Ewing ^	5.700	06/01/2015	AA*	1,500,000	1,605,450
Kentucky Area Development Districts Financing Lease-Ewing ^	5.600	06/01/2022	AA*	1,055,000	1,121,982
Kentucky Area Development Districts Financing Lease-Ewing ^	5.350	12/01/2022	AA*	2,560,000	2,709,043
Kentucky Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	710,000	760,254
Kentucky Area Development Districts Financing Lease-Ewing ^	5.400	12/01/2021	AA*	1,095,000	1,165,562
Kentucky Area Development Districts Financing Lease-Ewing ^	4.700	06/01/2024	AA*	2,625,000	2,689,208
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	406,140
Kentucky Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,047,150
Kentucky Infrasturcture Authority	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,068,948
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,587,645
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,734,740
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,622,685
Lexington-Fayette Urban County Government General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,031,080
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,175,405
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,131,051
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,221,837
Pendleton County KY Multi-County Lease Revenue ^^	6.400	03/01/2019	A*	3,000,000	3,514,110
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,201,674
Pike County KY School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,942,093
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,051,410
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	Aa3	1,035,000	1,065,895
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,315,814
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,742,058
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	833,832

					64,378,616
ESCROWED TO MATURITY BONDS
6.26% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,056,140
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	1,725,000	1,863,845
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	Aaa/AAA*/AAA@	3,000,000	34,042,800
Jefferson County KY Health Facilities Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,092,897
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	A-@	2,170,000	2,265,003

					44,320,684
PREREFUNDED BONDS
4.83% of Net Assets
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	NR	1,920,000	1,929,677
Georgetown College Project - Series A	6.000	11/15/2016	A*	1,000,000	1,090,620
Georgetown College Project - Series A	6.250	11/15/2020	A*	4,000,000	4,398,280
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,085,720
Kentucky Economic Development Finance Authority Catholic	5.500	09/01/2014	Aa2/AA*/AA@	1,375,000	1,482,663
Kentucky Development Authority-South Central Nursing	6.000	07/01/2027	Aaa/AAA*/AAA@	1,905,000	2,008,118
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*/AA@	6,950,000	7,157,388
Kentucky Development Finance Authority-Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,159,620
Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,135,320
KY State Property & Building #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,050,210
KY State Property & Building #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,052,310
KY State Property & Building #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,245,233
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,023,820
Laurel County KY School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,357,888
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A+*	1,060,000	1,088,291
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,928,276

					34,193,433
GENERAL OBLIGATION BONDS
2.03% of Net Assets
Bowling Green KY General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,068,100
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,339,459
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,349,890
Jefferson County KY - Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,677,032
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,843,225
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,218,405
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,900,102

					14,396,213

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.82% of Net Assets
Jefferson County KY Health Facilities Jewish Hospital	5.700%	01/01/2011	A1/AA-*	$1,200,000	$1,224,096
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aaa	1,000,000	1,020,260
Kentucky Development Finance Authority Hospital-Appalachian	5.850	10/01/2017	BB-*/BB+@	1,000,000	1,014,060
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	A-@	3,995,000	4,164,188
Kentucky Economic Development Finance Authority - Catholic	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,053,830
Madison County KY Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA-*	1,785,000	1,885,406
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,520,566

					12,882,406
MUNICIPAL UTILITY REVENUE BONDS
1.79% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,240,058
Louisville & Jefferson County Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	11,416,164

					12,656,222
PUBLIC FACILITIES REVENUE BONDS
.77% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,067,150
Boone County KY Public Property Corporation - Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,868,405
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A*	1,000,000	1,024,480
Danville KY Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	410,000	418,007
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,073,865

					5,451,907
STATE AND LOCAL MORTGAGE REVENUE BONDS
.39% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,762,852

					2,762,852
VARIABLE RATE BONDS
.39% of Net Assets
Jefferson County Retirement Home	3.990	10/01/2019	NR-LOC 5/3	2,735,000	2,735,000

					2,735,000
CERTIFICATES OF PARTICIPATION BONDS
.35% of Net Assets
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,342,371
Shelbyville KY Certificates of Participation	5.450	10/01/2017	NR	1,130,000	1,165,041

					2,507,412
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.31% of Net Assets
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,181,262

					2,181,262
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.01% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	90,000	90,198

					90,198

Total Investments (cost $682,307,836)(See (a) below for further explanation) 98.92% of Net Assets					$700,664,056

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at December 31, 2006.

^^	On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$19,789,397
Unrealized depreciation	(1,433,177)

Net unrealized appreciation	$18,356,220

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

ASSETS:
Investments in securities, at value (Cost: $682,307,836)		$700,664,056
Cash		2,930,006
Receivable from investments sold		3,091,000
Interest receivable		9,299,193

Total assets		715,984,255
LIABILITIES:
Payable for:
Investments purchased	$3,958,237
Distributions to shareholders	2,887,789
Fund shares redeemed	326,898
Investment advisory fee	242,322
Transfer agent fee	72,672
Trustee fee	36,143
Accrued expenses	96,275

Total liabilities		7,620,336

NET ASSETS:
Capital		689,930,168
Net accumulated realized gain on investment transactions		77,531
Net unrealized appreciation in value of investments		18,356,220

Net assets at value		$708,363,919

NET ASSET VALUE, offering price and redemption price per share ($708,363,919 -:- 93,566,809 shares outstanding; unlimited number of shares authorized; no par value)		$7.57

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$16,011,873

Expenses:
Investment advisory fee	1,429,793
Transfer agent fee	428,425
Professional fees	76,864
Custodian expense	17,034
Trustee fees	35,883
Other expenses	72,616

Total expenses	2,060,615
Custodian expense reduction	(17,034)

Net expenses	2,043,581

Net investment income	13,968,292

Realized and unrealized gain on investments:
Net realized gain	984,536
Net increase in unrealized appreciation	15,190,291

Net realized and unrealized gain on investments	16,174,827

Net increase in net assets resulting from operations	$30,143,119

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 6/30/06
Increase in net assets:
Operations:
Net investment income	$13,968,291	$27,614,512
Net realized gain on investments	984,536	2,316,678
Net increase/(decrease) in unrealized appreciation	15,190,291	(26,775,398)

Net increase in net assets resulting from operations	30,143,118	3,155,792
Distributions to shareholders from net investment income	(13,968,291)	(27,614,512)
Distributions to shareholders from capital gains	(649,014)	0
Net fund share transactions (Note 4)	5,909,540	28,091,439

Total increase	21,435,353	3,632,719
Net assets:
Beginning of year	686,928,566	683,295,847

End of year	$708,363,919	$686,928,566

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06	For the years ended June 30,
		2006	2005	2004	2003
Net asset value, beginning of year	$7.40	$7.67	$7.49	$7.73	$7.48

Income from investment operations:
Net investment income	0.15	0.30	0.32	0.33	0.34
Net gains/(losses) on securities, both realized and unrealized	0.18	(0.27)	0.18	(0.24)	0.25

Total from investment operations	0.33	0.03	0.50	0.09	0.59
Less distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.32)	(0.33)	(0.34)
Distributions from capital gains	(0.01)	0.00	0.00	0.00	0.00

Net asset value, end of year	$7.57	$7.40	$7.67	$7.49	$7.73

Total return	4.43%	0.41%	6.79%	1.23%	8.04%
Net assets, end of year (in thousands)	$708,363	$686,929	$683,296	$614,357	$612,593
Ratio of net expenses to average net assets (a)	0.29%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	1.99%	4.00%	4.20%	4.37%	4.45%
Portfolio turnover	3.76%	17.60%	19.38%	7.89%	10.69%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and 0% for the six months ended 12/31/06; 0% and .59% for 2006; 0% and .60% for 2005; 0% and .60% for 2004; and 0% and .60% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
52.94% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aaa/AAA@	$505,000	$518,963
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,745,886
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	508,100
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,041,558
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	305,529
Jefferson County KY School District Finance Corporation - Series A	5.000	01/01/2009	Aaa/AAA*/AAA@	750,000	772,193
Jefferson County School District Finance Corporation	3.125	01/01/2011	Aaa/AAA*/AAA@	2,240,000	2,179,408
KY Asset Liability Project Notes	5.000	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,159,840
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,362,700
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A*	1,000,000	1,010,460
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,039,950
KY State Property & Building #69	5.500	08/01/2008	Aaa/AAA*/AAA@	1,140,000	1,175,614
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,680,815
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	784,298
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,226,760
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,123,210
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,069,863
KY State Property & Building #74	5.375	02/01/2009	Aaa/AAA*/AAA@	1,000,000	1,035,580
KY State Turnpike Authority Economic Development	5.500	07/01/2007	Aaa/AAA*/AAA@	3,000,000	3,032,970
KY State Turnpike Authority Economic Development	6.500	07/01/2007	Aaa/AAA*/AAA@	1,000,000	1,015,050
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,799,116
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,046,812
University of KY Consolidated Education Building - Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,184,752
Warren County School District Finance Corporation	4.000	02/01/2015	Aaa	785,000	797,466
Warren County School District Finance Corporation	4.000	02/01/2016	Aaa	1,330,000	1,348,194

					34,965,085
LEASE REVENUE BONDS
21.29% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,070,000	1,096,590
KY Infrastructure Authority Government Agency Program - Series K	4.000	08/01/2010	AA*	1,000,000	1,011,310
KY Infractructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,087,360
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,292,930
KY State Property & Building #68	5.500	10/01/2007	Aa3/A+*/AA-@	1,000,000	1,014,270
KY State Property & Building #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,286
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	517,715
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,001,010
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	802,058
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	562,626
KY State Property & Building #73	5.250	11/01/2010	Aa3/A+*/AA-@	3,000,000	3,168,120
Laurel County School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,030,280
Madison County School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	464,449

					14,059,003
PREREFUNDED BONDS
6.66% of Net Assets
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,244,648
KY Economic Development Finance Authority Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,154,920

					4,399,568
GENERAL OBLIGATION BONDS
5.96% of Net Assets
Jefferson County General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,800,952
Lexington-Fayette Urban County Government General Obligation	3.625	07/01/2010	Aa2/AA+*	1,135,000	1,135,545

					3,936,497
ESCROWED TO MATURITY BONDS
4.31% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	528,070
Jefferson County KY Capital Projects Corporation	6.375	12/01/2007	NR	1,500,000	1,538,055
KY Economic Development Finance Authority Norton Health	6.125	10/01/2010	A-@	310,000	323,572
KY State Property & Building #71	5.500	08/01/2008	Aaa/AAA*/AAA@	440,000	454,230

					37,809,011
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.84% of Net Assets
KY Economic Development Finance Authority-Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	258,027
KY Economic Development Finance Authority-Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,022,260
KY Economic Development Finance Authority Norton Health	6.125	10/01/2010	A-@	575,000	598,443

					1,878,730

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
2.09% of Net Assets
Danville KY Mulit-City Lease Water & Sewer Lease Revenue	2.300%	07/01/2007	Baa1	$355,000	$352,373
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,030,070

					1,382,443
CERTIFICATES OF PARTICIPATION BONDS
1.44% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	767,282
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	180,000	181,490

					948,772
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.14% of Net Assets
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	95,000	95,209

					95,209

Total Investments (cost $63,871,155)(See (a) below for further explanation) 97.67% of Net Assets					$64,509,233

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$815,676
Unrealized depreciation	(177,598)

Net unrealized depreciation	$638,078

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

ASSETS:
Investments in securities, at value ( Cost: $63,871,155 )		$64,509,233
Cash		711,137
Interest receivable		945,177

Total assets		66,165,547
LIABILITIES:
Payable for:
Distributions to shareholders	$54,688
Fund shares redeemed	10,000
Investment advisory fee	28,144
Transfer agent fee	7,262
Trustee fee	6,419
Accrued expenses	11,338

Total liabilities		117,851

NET ASSETS:
Capital		67,000,224
Net accumulated realized loss on investment transactions		(1,590,606)
Net unrealized appreciation in value of investments		638,078

Net assets at value		$66,047,696

NET ASSET VALUE, offering price and redemption price per share ($66,047,696 -:- 12,729,308 shares outstanding; unlimited number of shares authorized; no par value)		$5.19

STATEMENT OF OPERATIONS
For the six months ended December 31, 2006
Net investment income:
Interest income	$1,253,248

Expenses:
Investment advisory fee	159,547
Transfer agent fee	40,823
Professional fees	8,480
Custodian expense	2,400
Trustee fees	3,335
Other expenses	12,854

Total expenses	227,439
Custodian expense reduction	(2,400)

Net expenses	225,039

Net investment income	1,028,209

Realized and unrealized gain/(loss) on investments:
Net realized loss	(334,880)
Net increase in unrealized appreciation	1,180,004

Net realized and unrealized gain on investments	845,124

Net increase in net assets resulting from operations	$1,873,333

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 6/30/06
Increase in net assets:
Operations:
Net investment income	$1,028,210	$2,644,939
Net realized loss on investments	(334,880)	(313,247)
Net increase/(decrease) in unrealized appreciation	1,180,004	(2,272,100)

Net increase in net assets resulting from operations	1,873,334	59,592
Distributions to shareholders from net investment income	(1,028,210)	(2,644,939)
Net fund share transactions (Note 4)	(18,845,538)	(11,307,454)

Total decrease	(18,000,414)	(13,892,801)
Net assets:
Beginning of year	84,048,110	97,940,911

End of year	$66,047,696	$84,048,110

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06	For the years ended June 30,
		2006	2005	2004	2003
Net asset value, beginning of year	$5.14	$5.28	$5.27	$5.44	$5.30

Income from investment operations:
Net investment income	0.08	0.15	0.15	0.16	0.19
Net gains/(losses) on securities, both realized and unrealized	0.05	(0.14)	0.01	(0.17)	0.14

Total from investment operations	0.13	0.01	0.16	(0.01)	0.33
Less distributions:
Distributions from net investment income	(0.08)	(0.15)	(0.15)	(0.16)	(0.19)

Net asset value, end of year	$5.19	$5.14	$5.28	$5.27	$5.44

Total return	2.62%	0.22%	3.11%	(0.19%)	6.23%
Net assets, end of year (in thousands)	$66,048	$84,048	$97,941	$97,571	$99,529
Ratio of net expenses to average net assets (a)	0.36%	0.71%	0.69%	0.68%	0.69%
Ratio of net investment income to average net assets	1.64%	2.92%	2.87%	2.98%	3.43%
Portfolio turnover	1.04%	17.86%	9.51%	18.63%	22.30%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and 0% for the six months ended 12/31/06; 0% and .72% for 2006; 0% and .71% for 2005; 0% and .72% for 2004; and 0% and .71% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
68.90% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*	$30,000	$31,006
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	79,658
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	25,000	26,002
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	105,123
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Aaa/AAA*/AAA@	240,000	253,930
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	100,000	116,159
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	101,545
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	85,374
MS Development Bank Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*/AAA@	10,000	10,182
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	30,801
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	52,294
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	105,380
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	42,104
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	52,540
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	101,899
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	AAA*/AAA@	325,000	348,829
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Aaa/AAA*/AAA@	100,000	105,642
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	AAA*	150,000	160,416
MS Development Bank Special Obligation Capital Projects^^	5.875	07/01/2024	Aaa/AAA*/AAA@	55,000	60,911
MS Development Bank Special Obligation Capital Projects^^	5.000	07/01/2024	Aaa/AAA*/AAA@	370,000	369,571
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	105,854
MS Home Corporation Housing Revenue - 8A	4.750	12/01/2018	A*	125,000	127,358
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	47,790
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	214,256
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	26,263
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	80,745
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	371,035
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	98,928
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	31,194
Pearl River County MS Certificates of Participation	4.500	04/01/2021	Aaa/AAA@	200,000	204,806
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	50,000	50,192
University Southern MS Education Building - Series A	5.000	03/01/2022	Aaa	100,000	107,212
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,252

					3,720,251
GENERAL OBLIGATION BONDS
13.31% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	51,089
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	21,288
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	145,735
Mississippi State	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,749
Mississippi State General Obligation - Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	112,920
MS State Refunded - Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	366,158
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,601

					718,540
PREREFUNDED BONDS
10.10% of Net Assets
Biloxi MS Tax Increment - Limited Obligation - Series A	5.900	10/01/2019	A*	35,000	37,053
MS Development - Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	54,572
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	54,572
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,551
MS Development Bank Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	28,285
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	11,111
MS Development Bank Special Obligation Bay St Louis	5.375	07/01/2014	A*	10,000	10,100
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,461
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,588
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*/AAA@	100,000	109,053
MS Development Bank Special Obligation Wastewater	5.000	02/01/2028	Aaa/AAA*/AAA@	100,000	107,026
Southern MS Education Building Corporation Revenue	5.100	03/01/2020	Aaa/AAA*	70,000	74,775
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,912
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,091
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	15,000	16,250

					545,399
ESCROWED TO MATURITY BONDS
1.02% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/Aaa	25,000	27,235
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	27,780

					55,015

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
.99% of Net Assets
MS Development Bank Special Obligation Okolona Electric	5.350%	07/01/2021	A*	$50,000	53,481

					53,481
PUBLIC FACILITIES REVENUE BONDS
.95% of Net Assets
MS Development Bank Special Obligation Southaven	6.200	03/01/2020	A*	10,000	10,574
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	40,473

					51,047

Total Investments (cost $5,029,179) (See (a) below for further explanation) 95.27% of Net Assets					$5,143,733

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$143,405
Unrealized depreciation	(28,850)

Net unrealized depreciation	$114,555

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, at value (Cost: $5,029,179)		$5,143,733
Cash		51,848
Receivable from investments sold		156,401
Interest receivable		85,809
Receivable from Adviser		959

Total assets		5,438,750
LIABILITIES:
Payable for:
Distributions to shareholders	17,202
Fund shares redeemed	18,296
Transfer agent fee	1,869
Trustee fee	126
Other	1,445

Total liabilities		38,938

NET ASSETS:
Capital		5,293,083
Net accumulated realized loss on investment transactions		(7,826)
Net unrealized appreciation in value of investments		114,555

Net assets at value		$5,399,812

NET ASSET VALUE, offering price and redemption price per share ($5,399,812 -:- 469,878 shares outstanding; unlimited number of shares authorized; no par value)		$11.49

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$116,432

Expenses:
Investment advisory fee	13,175
Transfer agent fee	3,953
Custodian expense	1,300
Professional fees	2,400
Pricing fees	2,465
Trustee fees	263
Other expenses	2,403

Total expenses	25,959
Fees waived by Adviser	(11,989)
Custodian expense reduction	(2,400)

Net expenses	11,570

Net investment income	104,862

Realized and unrealized gain/(loss) on investments:
Net realized loss	(7,888)
Net increase in unrealized appreciation	137,234

Net realized and unrealized gain on investments	129,346

Net increase in net assets resulting from operations	$234,208

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 6/30/06
Increase in net assets:
Operations:
Net investment income	$104,863	$186,687
Net realized (loss)/gain on investments	(7,888)	22,573
Net increase/(decrease) in unrealized appreciation	137,234	(242,729)

Net increase/(decrease) in net assets resulting from operations	234,209	(33,469)
Distributions to shareholders from net investment income	(104,863)	(186,687)
Distributions to shareholders from capital gains	(22,573)	(17,756)
Net fund share transactions (Note 4)	322,752	422,283

Total increase	429,525	184,371
Net assets:
Beginning of year	4,970,287	4,785,916

End of year	$5,399,812	$4,970,287

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06	For the years ended June 30,
		2006	2005	2004	2003
Net asset value, beginning of year	$11.25	$11.84	$11.34	$11.74	$11.00

Income from investment operations:
Net investment income	0.23	0.46	0.47	0.48	0.50
Net gains/(losses) on securities, both realized and unrealized	0.29	(0.54)	0.50	(0.40)	0.74

Total from investment operations	0.52	(0.08)	0.97	0.08	1.24
Less distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.47)	(0.48)	(0.50)
Distributions from capital gains	(0.05)	(0.05)	0.00	0.00	0.00

Net asset value, end of year	$11.49	$11.25	$11.84	$11.34	$11.74

Total return	4.62%	(0.76)%	8.66%	0.72%	11.53%
Net assets, end of year (in thousands)	$5,400	$4,970	$4,786	$3,146	$2,728
Ratio of net expenses to average net assets (a)	0.22%	0.46%	0.41%	0.40%	0.33%
Ratio of net investment income to average net assets	2.00%	3.95%	3.99%	4.16%	4.37%
Portfolio turnover	5.12%	16.33%	8.91%	0.18%	2.36%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian expense reductions were:

.05% and .23% for the six months ended 12/31/06; .44% and .10% for 2006;.45% and .12% for 2005; .46% and .17% for 2004; and .55% and .20% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
64.99% of Net Assets
Burke County NC Certificates of Participation - Series A	5.000%	04/01/2023	Aaa/AAA*	$1,000,000	$1,063,910
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA@	500,000	518,965
Charlotte NC Airport Revenue - Series A	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,083,050
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	516,880
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	260,413
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	533,285
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AAA@	1,000,000	1,072,960
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AAA@	1,690,000	1,803,737
Greenville NC Housing Development Corporation - Series A	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,285
Harnett County NC Certificates of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,574,976
Henderson County NC Certificates of Participation - Series A	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,060,060
Iredell County NC Certificates of Participation Public Facilities	5.250	10/01/2020	Aaa/AAA@	1,000,000	1,089,970
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aaa/AAA*	1,000,000	1,068,110
Lee County NC Certificates of Participation	5.000	04/01/2025	Aaa/AAA*	550,000	589,160
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	102,778
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,150,626
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,057,530
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	622,290
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	655,043
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,120,120
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	150,255
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,024,720
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,181,540
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AAA@	1,000,000	1,071,080
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,074,980
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	522,040
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*/AAA@	350,000	359,902
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	514,920
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,070
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	50,947
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	81,163
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	510,045
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	724,591
Pitt County NC Certificates of Participation School Facilities	5.500	04/01/2020	Aaa/AAA*/AAA@	500,000	532,090
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,065,110
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,052,740
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aaa/AAA*	1,000,000	1,069,540
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	521,575
University of NC System Pool Revenue - Series C	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,068,220
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	AAA*/AAA@	1,000,000	1,090,830
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AAA*	580,000	619,974
Wilmington NC Certificates of Participation - Series A	5.000	06/01/2032	Aaa/AAA*/AAA@	1,500,000	1,585,410
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	519,075

					34,374,964
PREREFUNDED BONDS
9.84% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+*	700,000	755,104
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,050,310
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	AA*/AA@	1,000,000	1,049,500
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*/AAA@	250,000	258,210
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/ BBB+@	545,000	671,271
NC Medical Care Community Hospital Revenue Prerefunded Pitt	5.250	12/01/2013	A1/A+*/AA-@	755,000	786,249
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*/AAA@	100,000	102,568
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*/AAA@	500,000	530,730

					5,203,943
CERTIFICATES OF PARTICIPATION BONDS
8.14% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	688,513
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,064,350
Charlotte NC Certificates of Participation Government Facilities	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,067,800
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,182
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	581,433
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,588,905

					4,307,670
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.88% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.000	01/15/2017	Aa3/AA*	750,000	765,450
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,059,870
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	152,336
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,734

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000%	12/01/2018	A1	$25,000	$25,802

					2,050,191
LEASE REVENUE BONDS
3.47% of Net Assets
Charlotte NC Water and Sewer Systems Revenue Bonds - Series A	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	765,120
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,068,390

					1,833,510
GENERAL OBLIGATION BONDS
2.04% of Net Assets
Cary NC General Obligation	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,077,040

					1,077,040
PUBLIC FACILITIES REVENUE BONDS
1.39% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	735,434

					735,434
MUNICIPAL UTILITY REVENUE BONDS
1.06% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	562,718

					562,718
ESCROWED TO MATURITY BONDS
.66% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	350,386

					350,386
STATE AND LOCAL MORTGAGE REVENUE BONDS
.47% of Net Assets
NC Housing Finance Agency Single Family Revenue - Series Y	6.300	09/01/2015	Aa2/AA*	30,000	30,107
NC Housing Finance Agency Single Family Revenue - Series II	6.200	03/01/2016	Aa2/AA*	30,000	31,315
NC Housing Finance Agency Single Family Revenue - Series KK	5.875	09/01/2017	Aa2/AA*	45,000	45,783
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	45,000	45,958
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,311

					248,473

Total Investments (cost $49,791,355) (See (a) below for further explanation) 95.94% of Net Assets					$51,432,840

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,666,178
Unrealized depreciation	(24,693)

Net unrealized appreciation	$1,641,485

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

ASSETS:
Investments in securities, at value (Cost: $49,791,355)		$51,432,840
Cash		574,364
Broker receivable		231
Receivable from investments sold		489,508
Interest receivable		570,941
Prepaid expenses		9,839

Total assets		53,077,723
LIABILITIES:
Payable for:
Distributions to shareholders	$144,843
Investment advisory fee	24,088
Transfer agent fee	6,307
Trustee fee	54
Accrued expenses	9,474

Total liabilities		184,766

NET ASSETS:
Capital		51,991,392
Net accumulated realized loss on investment transactions		(739,920)
Net unrealized appreciation in value of investments		1,641,485

Net assets at value		$52,892,957

NET ASSET VALUE, offering price and redemption price per share ($52,892,957 -:- 4,824,024 shares outstanding; unlimited number of shares authorized; no par value)		$10.96

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$1,163,098

Expenses:
Investment advisory fee	128,592
Transfer agent fee	33,887
Custodian expense	2,400
Professional fees	5,497
Trustee fees	2,580
Other expenses	16,967

Total expenses	189,923
Custodian expense reduction	(2,400)

Net expenses	187,523

Net investment income	975,575

Realized and unrealized gain on investments:
Net realized gain	34,469
Net increase in unrealized appreciation	992,236

Net realized and unrealized gain on investments	1,026,705

Net increase in net assets resulting from operations	$2,002,280

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 6/30/06
Increase in net assets:
Operations:
Net investment income	$975,575	$1,797,666
Net realized gain on investments	34,469	261,193
Net increase/(decrease) in unrealized appreciation	992,236	(1,795,512)

Net increase in net assets resulting from operations	2,002,280	263,347
Distributions to shareholders from net investment income	(975,575)	(1,797,666)
Net fund share transactions (Note 4)	3,095,785	5,566,268

Total increase	4,122,490	4,031,949
Net assets:
Beginning of year	48,770,467	44,738,518

End of year	$52,892,957	$48,770,467

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months	For the years ended June 30,
	12/31/06	2006	2005	2004	2003
Net asset value, beginning of year	$10.74	$11.10	$10.78	$11.12	$10.68

Income from investment operations:
Net investment income	0.21	0.42	0.44	0.44	0.47
Net gains/(losses) on securities, both realized and unrealized	0.22	(0.36)	0.32	(0.34)	0.44

Total from investment operations	0.43	0.06	0.76	0.10	0.91
Less distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.44)	(0.44)	(0.47)

Net asset value, end of year	$10.96	$10.74	$11.10	$10.78	$11.12

Total return	4.01%	0.59%	7.13%	0.95%	8.70%
Net assets, end of year (in thousands)	$52,893	$48,770	$44,739	$38,791	$39,668
Ratio of net expenses to average net assets (a)	0.37%	0.72%	0.69%	0.69%	0.68%
Ratio of net investment income to average net assets	1.91%	3.89%	3.97%	4.05%	4.29%
Portfolio turnover	1.45%	12.73%	7.96%	10.51%	7.99%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and 0% for the six months ended 12/31/06; 0% and .02% for 2006; 0% and .03% for 2005; 0% and .03% for 2004; and .02% and .03% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
63.35% of Net Assets
Catawba County Certificates of Participation Public School	5.250%	06/01/2016	Aaa/NR*/AAA@	$125,000	$136,369
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aaa/AAA*/AAA@	200,000	218,616
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	103,154
Charlotte NC Certificates of Participation - Series A	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,067,140
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*	250,000	254,820
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	102,377
Harnett County NC Certificates of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	251,018
Harnett County NC Certificates of Participation	4.250	12/01/2011	Aaa/AAA*/AAA@	150,000	154,425
Haywood NC Certificates of Participation Refunding - Series A	5.000	10/01/2016	Aaa/AAA*/AAA@	635,000	684,517
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aaa/AAA*/AAA@	425,000	460,853
Johnston County NC Certificates of Participation Judicial Annex	5.200	09/01/2007	Aaa/AAA*/AAA@	100,000	101,254
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	203,672
Lee County NC Certificates of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	230,932
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	Aaa/AAA*/AAA@	385,000	416,874
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	101,528
North Carolina Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,201,398
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	99,526
NC Capital Facility Finance Agency Johnson & Wales University	5.000	04/01/2009	Aaa/AAA*/AAA@	200,000	206,616
North Carolina Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BAA2/A*	120,000	125,386
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	213,204
NC Municipal Power Agency No.1 Catawba Electric Revenue	5.250	01/01/2009	Aaa/AAA*/AAA@	50,000	51,621
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	AA*	40,000	40,009
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	75,932
North Carolina Medical Community Hospital Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	359,573
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	462,015
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	103,498
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	148,487
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	176,190
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*/AAA@	250,000	261,740

					8,012,743
CERTIFICATES OF PARTICIPATION BONDS
10.76% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	04/01/2007	Aa3/AA-*/AA-@	55,000	55,093
Cabarrus County NC Certificates of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	101,732
Cary County NC Certificates of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	265,905
Charlotte NC Certificates of Participation - Series D	5.750	06/01/2007	Aa1/AA+*	100,000	100,935
Charlotte NC Certificates of Participation - Series D	5.750	06/01/2008	Aa1/AA+*	100,000	103,218
Charlotte NC Certificates of Participation - Series B	5.000	06/01/2009	Aa1/AA+*	100,000	103,240
Durham County NC Certificates of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	215,597
Durham NC Certificates of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	311,931
Forsyth County NC Certificates of Participation	5.000	10/01/2009	Aa1/AA+*/AA+@	100,000	103,662

					1,361,312
LEASE REVENUE BONDS
6.81% of Net Assets
Greensboro NC Enterprise System Revenue Combination - Series A	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	77,169
Greensboro NC Enterprise System Revenue - Series A	5.000	06/01/2011	Aa3/AA+*/AA+@	500,000	527,530
Winston Salem NC Certificates of Participation - Series A	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	100,918
Winston-Salem NC Water & Sewer System Revenue	4.500	06/01/2011	Aa2/AAA*/AA@	150,000	155,469

					861,086
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.79% of Net Assets
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*/A-@	200,000	201,080
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA*/AA@	200,000	200,734
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	281,045
NC Medical Care Community Hospital Gaston Memorial	5.250	02/15/2007	A1/A+*	50,000	50,116

					732,975
GENERAL OBLIGATION BONDS
4.59% of Net Assets
Forsyth County NC Public Improvement General Obligation - Series A	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	255,965
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	154,097
North Carolina State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	51,324
North Carolina Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	119,007

					580,392
PREREFUNDED BONDS
3.53% of Net Assets
North Carolina State General Obligation - Series A	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	102,524
Orange County Water & Sewer Authority Revenue	4.350	07/01/2010	Aa1/AA+*/AAA@	100,000	102,880
Piedmont Triad NC Airport Authority Revenue - Series A	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	209,814
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	31,019

					446,237

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.62% of Net Assets
University of North Carolina Revenue Refunding - Series B	5.000%	12/01/2010	Aa1/AA+*/AA+@	$195,000	$204,606

					204,606

Total Investments (cost $12,125,739) (See (a) below for further explanation) 96.45% of Net Assets					$12,199,351

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$90,880
Unrealized depreciation	(17,268)

Net unrealized depreciation	$73,612

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

ASSETS:
Investments in securities, at value (Cost: $12,125,739 )		$12,199,351
Cash		9,293
Receivable from investments sold		325,000
Interest receivable		141,863

Total assets		12,675,507
LIABILITIES:
Payable for:
Distributions to shareholders	$9,388
Investment advisory fee	5,316
Transfer agent fee	1,607
Notes payable	1,000
Trustee fee	471
Accrued expenses	8,564

Total liabilities		26,346

NET ASSETS:
Capital		12,728,536
Net accumulated realized loss on investment transactions		(152,987)
Net unrealized appreciation in value of investments		73,612

Net assets at value		$12,649,161

NET ASSET VALUE, offering price and redemption price per share ($12,649,161 -:- 1,212,819 shares outstanding; unlimited number of shares authorized; no par value)		$10.43

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$246,816

Expenses:
Investment advisory fee	32,603
Transfer agent fee	9,781
Professional fees	3,597
Custodian expense	2,400
Trustee fees	668
Other expenses	5,776

Total expenses	54,825
Custodian expense reduction	(2,400)

Net expenses	52,425

Net investment income	194,391

Realized and unrealized gain/(loss) on investments:
Net realized loss	(37,576)
Net increase in unrealized appreciation	187,385

Net realized and unrealized gain on investments	149,809

Net increase in net assets resulting from operations	$344,200

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 06/30/06
Increase in net assets:
Operations:
Net investment income	$194,392	$415,263
Net realized loss on investments	(37,576)	(56,077)
Net increase/(decrease) in unrealized appreciation	187,385	(347,256)

Net increase in net assets resulting from operations	344,201	11,930
Distributions to shareholders from net investment income	(194,392)	(415,263)
Net fund share transactions (Note 4)	(687,365)	(3,238,467)

Total decrease	(537,556)	(3,641,800)
Net assets:
Beginning of year	13,186,717	16,828,517

End of year	$12,649,161	$13,186,717

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06		For the years ended June 30,
			2006	2005	2004	2003
Net asset value, beginning of year	$10.31		$10.60	$10.57	$10.85	$10.47

Income from investment operations:
Net investment income	0.16		0.30	0.30	0.32	0.35
Net gains/(losses) on securities, both realized and unrealized	0.12		(0.29)	0.03	(0.28)	0.38

Total from investment operations	0.28		0.01	0.33	0.04	0.73
Less distributions:
Distributions from net investment income	(0.16	) (a)	(0.30)	(0.30)	(0.32)	(0.35)

Net asset value, end of year	$10.43		$10.31	$10.60	$10.57	$10.85

Total return	2.71%		0.06%	3.14%	0.33%	7.10%
Net assets, end of year (in thousands)	$12,649		$13,187	$16,829	$15,695	$13,871
Ratio of net expenses to average net assets (b)	0.41%		0.74%	0.56%	0.51%	0.50%
Ratio of net investment income to average net assets	1.50%		2.83%	2.81%	2.94%	3.28%
Portfolio turnover	10.62%		19.07%	5.93%	8.37%	19.12%

(a)	Distributions from net investment income included ordinary income of .002 per share.

(b)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .02% for the six months ended 12/31/06; .05% and .03% for 2006; .21% and .03% for 2005; .25% and .05% for 2004; and .26% and .04% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUA L FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
50.80% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250%	06/01/2019	Aaa	$1,050,000	$1,146,915
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa/AAA@	200,000	204,440
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,064,760
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,321,129
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,069,590
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,041,240
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	542,254
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AAA*	740,000	795,892
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,494,642
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	208,504
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,167,050
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	722,858
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	465,000	499,810
Knox County TN Health Educational & Housing Facilities Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,343,496
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,287
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,045,850
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	220,000	226,818
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,550,595
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,600,809
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,188,790
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,127,459
Metro Government Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,066,510
Metro Government Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,065,810
Metropolitan Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	997,360
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,025,840
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,017,720
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,065,620
Montgomery County TN	4.750	05/01/2016	Aaa/AAA@	1,850,000	1,990,008
Montgomery County TN	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,062,190
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	263,122
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,085,300
Robertson County TN	4.500	06/01/2015	Aaa/AAA@	300,000	312,939
Robertson County TN General Obligation	5.000	04/01/2018	Aaa/AAA@	760,000	819,592
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,529,868
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	550,000	566,214
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	710,334
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	512,395
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AAA@	720,000	783,194
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,052,610
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,631,525
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	1,012,600
TN Housing Development Agency Homeownership Program - Series B	5.150	07/01/2022	Aaa/AAA*/AAA@	705,000	731,057
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,489,944
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,540,123
Washington County TN General Obligation School and Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,224,507
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aaa	1,250,000	1,302,138
White House Utility District TN	5.000	01/01/2028	Aaa	1,235,000	1,331,775
White House Utility District TN	5.000	01/01/2030	Aaa/AAA@	1,000,000	1,070,710
Wilson County TN Referendum	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,077,350

					49,712,541
GENERAL OBLIGATION BONDS
16.59% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,053,550
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	839,790
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*	300,000	301,824
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,587,586
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,358,725
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	1,500,000	1,582,140
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,103,840
Metropolitan Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,618,440
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	517,300
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	700,767
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	805,463
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,502,466
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,499,386
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	762,388

					16,233,665
PREREFUNDED BONDS
8.73% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	AA*/AA@	1,500,000	1,587,510
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,029,840
Jackson TN Hospital Revenue	5.000%	04/01/2028	Aaa/AAA*/AAA@	$1,550,000.0	$1,603,490.5

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	$2,000,000	$2,065,320
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	Aa2/AA*	2,110,000	2,187,163
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	71,307

					8,544,630
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.63% of Net Assets
Knox County TN Health - Fort Sanders Alliance	5.250	01/01/2015	Aaa/AAA*/AAA@	2,175,000	2,373,665
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,048,230
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	2,500,000	2,544,150
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,686,494
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	750,000	793,605

					8,446,143
STATE AND LOCAL MORTGAGE REVENUE
4.22% of Net Assets
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	203,682
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	420,000	431,970
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	295,000	307,101
TN Housing Development Agency Mortgage Financing - Series A	5.200	07/01/2023	Aa2/AA*	3,040,000	3,183,275

					4,126,028
MUNICIPAL UTILITY REVENUE BONDS
3.15% of Net Assets
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/AAA@	1,000,000	1,021,850
Metropoliton Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	728,679
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,144,219
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,000

					3,079,748
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.76% of Net Assets
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,721,845

					1,721,845
ESCROWED TO MATURITY BONDS
1.27% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,470
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,033,410
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	200,000	202,424

					1,241,304
LEASE REVENUE BONDS
0.27% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	263,580

					263,580
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.19% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	22,514
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	26,938
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	27,394
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	111,305

					188,151

Total Investments (cost $91,542,961) (See (a) below for further explanation) 95.61% of Net Assets					$93,557,635

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,212,294
Unrealized depreciation	(197,620)

Net unrealized appreciation	$2,014,674

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS:
Investments in securities, at value (Cost: $91,542,961)		$93,557,635
Cash		3,544,208
Broker receivable		9,000
Receivable from investments sold		210,000
Interest receivable		1,322,252
Total assets		98,643,095

LIABILITIES:
Payable for:
Investments purchased	$265,709
Distributions to shareholders	458,200
Investment advisory fee	40,330
Transfer agent fee	10,189
Trustee fee	39
Accrued expenses	9,587

Total liabilities		784,054

NET ASSETS:
Capital		96,731,404
Net accumulated realized loss on investment transactions		(887,037)
Net unrealized appreciation in value of investments		2,014,674

Net assets at value		$97,859,041

NET ASSET VALUE, offering price and redemption price per share ($97,859,041 -:- 8,827,640 shares outstanding; unlimited number of shares authorized; no par value)		$11.09

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$2,042,838

Expenses:
Investment advisory fee	229,878
Transfer agent fee	58,195
Professional fees	14,812
Custodian expense	2,400
Trustee fees	4,615
Other expenses	26,954

Total expenses	336,854
Custodian expense reduction	(2,400)

Net expenses	334,454

Net investment income	1,708,384

Realized and unrealized gain on investments:
Net realized gain	34,665
Net increase in unrealized appreciation	1,942,263

Net realized and unrealized gain on investments	1,976,928

Net increase in net assets resulting from operations	$3,685,312

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 6/30/06
Increase in net assets:
Operations:
Net investment income	$1,708,384	$3,246,995
Net realized gain on investments	34,665	170,910
Net increase/(decrease) in unrealized appreciation	1,942,263	(3,026,240)

Net increase in net assets resulting from operations	3,685,312	391,665
Distributions to shareholders from net investment income	(1,708,384)	(3,246,995)
Net fund share transactions (Note 4)	7,614,487	8,483,109

Total increase	9,591,415	5,627,779
Net assets:
Beginning of year	88,267,626	82,639,847

End of year	$97,859,041	$88,267,626

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06	For the years ended June 30,
		2006	2005	2004	2003
Net asset value, beginning of year	$10.84	$11.21	$10.87	$11.26	$10.82

Income from investment operations:
Net investment income	0.21	0.42	0.43	0.45	0.48
Net gains/(losses) on securities, both realized and unrealized	0.25	(0.37)	0.34	(0.39)	0.44

Total from investment operations	0.46	0.05	0.77	0.06	0.92
Less distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.43)	(0.45)	(0.48)

Net asset value, end of year	$11.09	$10.84	$11.21	$10.87	$11.26

Total return	4.23%	0.45%	7.21%	0.55%	8.65%
Net assets, end of year (in thousands)	$97,859	$88,268	$82,640	$70,499	$58,816
Ratio of net expenses to average net assets (a)	0.37%	0.71%	0.67%	0.67%	0.65%
Ratio of net investment income to average net assets	1.87%	3.82%	3.89%	4.05%	4.32%
Portfolio turnover	2.37%	6.14%	9.49%	16.11%	8.36%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and 0% for the six months ended 12/31/06; 0% and .01% for 2006; 0% and .02% for 2005; 0% and .03% for 2004; and .01% and .02% for 2003, respectively.

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
70.38% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$753,188
Dickson County TN Refunding	5.000	06/01/2015	Aaa/AAA@	140,000	149,902
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	319,772
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	127,883
Johnson City TN Refunding	4.000	06/01/2015	Aaa	400,000	405,420
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	305,916
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	278,816
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,000,000	1,082,000
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	548,215
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*/AAA@	150,000	154,290
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	486,581
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,286,880
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	252,370
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	202,750
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	255,918
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*/AAA@	100,000	101,529
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	102,538
Sullivan County TN Health Educational & Housing Facility	5.000	09/01/2011	AA*/AA@	335,000	348,115
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	511,560
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*/AAA@	150,000	154,965
TN Energy Acquisition Corporation Gas Revenue - Series A	5.000	09/01/2007	Aaa/AAA*/AAA@	210,000	212,134
TN Energy Acquisition Corporation Gas Revenue - Series B	4.500	09/01/2008	Aaa/AAA*/AAA@	295,000	299,496
Wilson County TN General Obligation	5.000	04/01/2013	Aaa/AAA@	720,000	772,632

					9,112,868
GENERAL OBLIGATION BONDS
15.45% of Net Assets
Chattanooga TN General Obligation Inlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	532,020
Hamilton County TN General Obligation - Series A	4.550	08/01/2009	Aa1/AA+@	100,000	101,577
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	91,875
Madison County TN General Obligation	4.000	04/01/2014	Aa3	700,000	709,576
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	258,325
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	203,434
Shelby County TN Public Improvement General Obligation - Series A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	104,361

					2,001,168
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.76% of Net Assets
Metropolitan Government of Nashville & Davidson County Vanderbilt	5.750	01/01/2008	Aa2/AA*	250,000	255,285
Tennessee State School Board Authority Higher Education Facilities	4.800	05/01/2014	Aa2/AA-*	100,000	101,590

					356,875
PREREFUNDED BONDS
2.42% of Net Assets
Metropolitan Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	312,801

					312,801
LEASE REVENUE BONDS
1.99% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	250,000	257,798

					257,798
MUNICIPAL UTILITY REVENUE BONDS
1.35% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	175,185

					175,185
HOSPITAL AND HEALTHCARE REVENUE BONDS
.79% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	102,314

					102,314

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennesee Municipal Bonds — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
.09% of Net Assets
^Shelby County TN Multi-Family Housing Memphis - Series A	5.000%	01/01/2009	NR	$240,000	$111,350

					111,350

Total Investments (cost $12,522,360) (See (a) below for further explanation) 95.23% of Net Assets					$12,430,359

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore non-income producing. The security is illiquid and is therefore valued at fair value (see note 1) At December 31, 2006, fair valued securities represent 0.86% of net assets.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$50,349
Unrealized depreciation	(142,351)

Net unrealized depreciation	$(92,002)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

ASSETS:
Investments in securities, at value (Cost: $12,522,360)		$12,430,359
Cash		7,014
Receivable from investments sold		400,000
Interest receivable		139,909

Total assets		12,977,282
LIABILITIES:
Payable for:
Distributions to shareholders	$6,951
Fund shares redeemed	128
Investment advisory fee	5,492
Transfer agent fee	1,656
Notes payable	10,000
Trustee fee	833
Accrued expenses	3,379

Total liabilities		28,439

NET ASSETS:
Capital		13,243,186
Net accumulated realized loss on investment transactions		(202,341)
Net unrealized depreciation in value of investments		(92,002)

Net assets at value		$12,948,843

NET ASSET VALUE, offering price and redemption price per share ($12,948,843 -:- 1,242,160 shares outstanding; unlimited number of shares authorized; no par value)		$10.42

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$271,599

Expenses:
Investment advisory fee	35,855
Transfer agent fee	10,757
Professional fees	4,709
Custodian expense	2,400
Trustee fees	747
Other expenses	4,265

Total expenses	58,733
Custodian expense reduction	(2,400)

Net expenses	56,333

Net investment income	215,266

Realized and unrealized gain/(loss) on investments:
Net realized loss	(24,731)
Net increase in unrealized appreciation	224,682

Net realized and unrealized gain on investments	199,951

Net increase in net assets resulting from operations	$415,217

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 and the year ended June 30, 2006

	Six months 12/31/06	Year ended 6/30/06
Increase in net assets:
Operations:
Net investment income	$215,266	$492,563
Net realized loss on investments	(24,731)	(73,714)
Net increase/(decrease) in unrealized appreciation	224,682	(436,428)

Net increase/(decrease) in net assets resulting from operations	415,217	(17,579)
Distributions to shareholders from net investment income	(215,266)	(492,563)
Net fund share transactions (Note 4)	(2,307,324)	(3,756,852)

Total decrease	(2,107,373)	(4,266,994)
Net assets:
Beginning of year	15,056,216	19,323,210

End of year	$12,948,843	$15,056,216

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06	For the years ended June 30,
		2006	2005	2004	2003
Net asset value, beginning of year	$10.29	$10.60	$10.58	$10.91	$10.50

Income from investment operations:
Net investment income	0.16	0.30	0.30	0.32	0.35
Net gains/(losses) on securities, both realized and unrealized	0.13	(0.31)	0.02	(0.33)	0.41

Total from investment operations	0.29	(0.01)	0.32	(0.01)	0.76
Less distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.30)	(0.32)	(0.35)

Net asset value, end of year	$10.42	$10.29	$10.60	$10.58	$10.91

Total return	2.80%	(0.10)%	3.05%	(0.07%)	7.37%
Net assets, end of year (in thousands)	$12,949	$15,056	$19,323	$20,311	$16,000
Ratio of net expenses to average net assets (a)	0.40%	0.71%	0.56%	0.51%	0.50%
Ratio of net investment income to average net assets	1.51%	2.86%	2.81%	2.99%	3.29%
Portfolio turnover	0.00%	23.21%	13.91%	5.92%	20.27%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .02% for the six months ended 12/31/06; .04% and .03% for 2006; .19% and .04% for 2005; .22% and .04% for 2004; and .23% and .04% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

December 31, 2006

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
39.47% of Net Assets
Federal Home Loan Banks Medium Term Note	7.000%	08/15/2014	Aaa/AAA	$500,000	$562,756
Federal Home Loan Banks Medium Term Note	5.625	02/12/2018	Aaa/AAA	1,500,000	1,468,050
Federal Home Loan Banks Medium Term Note	5.620	08/06/2018	AAA/Aaa	3,000,000	2,930,520
Federal Home Loan Banks Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	978,341
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*/AAA@	3,025,000	3,001,849

					8,941,516
FEDERAL FARM CREDIT
22.02% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA	2,050,000	2,087,983
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	992,097
Federal Farm Credit Bank	5.875	08/16/2021	AAA*/AAA@	1,900,000	1,907,449

					4,987,529
FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.73% of Net Assets
Federal National Mortgage Association	5.300	08/15/2013	AAA/Aaa	2,000,000	1,984,303
Federal National Mortgage Association	5.500	12/09/2014	Aaa/AAA	1,000,000	986,075
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA	1,000,000	976,258
Federal National Mortgage Association	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	976,568

					4,923,204
FEDERAL HOME LOAN MORTGAGE
8.53% of Net Assets
Federal Home Loan Mortgage Corporation	5.125	06/08/2015	Aaa/AAA*/AAA@	1,500,000	1,461,420
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA	500,000	470,478

					1,931,898
STUDENT LOAN MARKETING ASSOCIATION
4.91% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	Aaa/AAA	1,000,000	1,113,341

					1,113,341
CASH EQUIVALENTS
1.72% of Net Assets
US Bank U.S. Treasury Money Market Fund				389,376	389,376

					389,376

Total Investments (cost $21,940,000) (See (a) below for further explanation) 98.38% of Net Assets					$22,286,864

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$181,560
Unrealized depreciation	(224,072)

Net unrealized depreciation	$(42,512)

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

ASSETS:
Investments in securities, at value (Cost: $21,940,000)		$21,897,488
Cash		393,146
Interest receivable		341,108
Prepaid expenses		7,516

Total assets		22,639,258
LIABILITIES:
Payable for:
Distributions to shareholders	$22,152
Fund shares redeemed	10,410
Investment advisory fee	3,881
Transfer agent fee	2,838
Trustee fee	80
Accrued expenses	1,951

Total liabilities		41,312

NET ASSETS:
Capital		23,100,484
Net accumulated realized loss on investment transactions		(460,026)
Net unrealized depreciation in value of investments		(42,512)

Net assets at value		$22,597,946

NET ASSET VALUE, offering price and redemption price per share ($22,597,946 -:- 2,314,920 shares outstanding; unlimited number of shares authorized; no par value)		$9.76

STATEMENT OF OPERATIONS

For the six months ended December 31, 2006

Net investment income:
Interest income	$640,628

Expenses:
Investment advisory fee	22,622
Transfer agent fee	16,598
Custodian expense	2,400
Professional fees	2,419
Trustee fees	1,139
Other expenses	15,158

Total expenses	60,336

Custodian expense reduction	(2,400)

Net expenses	57,936

Net investment income	582,692

Realized and unrealized gain/(loss) on investments:
Net realized loss	(12,463)
Net increase in unrealized appreciation	429,922

Net realized and unrealized gain on investments	417,459

Net increase in net assets resulting from operations	$1,000,151

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2006 the year ended June 30, 2006

	Six months 12/31/06	Year ended 06/30/06
Increase in net assets:
Operations:
Net investment income	$582,693	$1,109,863
Net realized loss on investments	(12,463)	(53,327)
Net increase/(decrease) in unrealized appreciation	429,922	(1,091,150)

Net increase/(decrease) in net assets resulting from operations	1,000,152	(34,614)
Distributions to shareholders from net investment income	(582,693)	(1,086,481)
Net fund share transactions (Note 4)	693,044	239,381

Total increase/(decrease)	1,110,503	(881,714)
Net assets:
Beginning of year	21,487,443	22,369,157

End of year	$22,597,946	$21,487,443

Undistributed Net Investment Income	$—	$23,384

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/06	For the years ended June 30,
		2006	2005	2004	2003
Net asset value, beginning of year	$9.58	$10.07	$9.94	$10.35	$10.07

Income from investment operations:
Net investment income	0.27	0.48	0.47	0.52	0.53
Net gains/(losses) on securities, both realized and unrealized	0.18	(0.49)	0.13	(0.41)	0.28

Total from investment operations	0.45	(0.01)	0.60	0.11	0.81
Less distributions:
Distributions from net investment income	(0.27)	(0.48)	(0.47)	(0.52)	(0.53)

Net asset value, end of year	$9.76	$9.58	$10.07	$9.94	$10.35

Total return	4.54%	(0.14)%	6.17%	1.09%	8.23%
Net assets, end of year (in thousands)	$22,598	$21,487	$22,369	$18,075	$18,758
Ratio of net expenses to average net assets (a)	0.26%	0.45%	0.44%	0.45%	0.45%
Ratio of net investment income to average net assets	2.60%	4.97%	4.68%	5.12%	5.19%
Portfolio turnover	6.43%	17.67%	28.88%	42.35%	53.62%

(a)	Percentages are after expenses waived by Adviser and custodian and interest expense reductions.

Expenses waived by Adviser and custodian and interest expense reductions were:

0% and .01% for the six months ended 12/31/06; 0% and .47% for 2006; 0% and .48% for 2005; 0% and .48% for 2004; and 0% and .48% for 2003, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series, and

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

1.	Significant Accounting Policies, continued:

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Delayed Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2006. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact to the financial statements.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations. Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series;
North Carolina Tax-Free Short-to-Medium Series;
Tennessee Tax-Free Short-to-Medium Series;
Intermediate Government Bond Series; and

Quarterly for:	Alabama Tax-Free Income Series;
Kentucky Tax-Free Income Series;
Mississippi Tax-Free Income Series;
North Carolina Tax-Free Income Series;
Tennessee Tax-Free Income Series

Permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

1.	Significant Accounting Policies, continued:

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each series determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the six months ended December 31, 2006, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$28,429	$22,656
Kentucky Tax-Free Income Series	$1,429,793	—
Kentucky Tax-Free Short-to-Medium Series	$159,547	—
Mississippi Tax-Free Income Series	$13,175	$11,989
North Carolina Tax-Free Income Series	$128,592	—
North Carolina Tax-Free Short-to-Medium Series	$32,603	—
Tennessee Tax-Free Income Series	$229,878	—
Tennessee Tax-Free Short-to-Medium Series	$35,855	—
Intermediate Government Bond Series	$22,622	—

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

3.	Purchases and Sales of Securities

During the six months ended December 31, 2006, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$784,371	$254,420
Kentucky Tax-Free Income Series	26,358,072	26,193,138
Kentucky Tax-Free Short-to-Medium Series	756,103	19,421,376
Mississippi Tax-Free Income Series	549,816	263,117
North Carolina Tax-Free Income Series	3,987,971	1,262,660
North Carolina Tax-Free Short-to-Medium Series	1,349,007	2,107,485
Tennessee Tax-Free Income Series	6,323,875	2,133,620
Tennessee Tax-Free Short-to-Medium Series	—	2,589,129
Intermediate Government Bond Series	1,900,000	1,395,674

4.	Capital Shares

At December 31, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	99,582	$1,166,485	342,799	$4,022,275
Shares issued for reinvestment of distributions	13,343	157,581	21,144	246,797
Shares redeemed	(78,271)	(919,874)	(84,890)	(993,133)
Net increase	34,654	$404,192	279,053	$3,275,939

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,354,843	$40,391,613	10,839,447	$81,805,770
Shares issued for reinvestment of distributions and capital gains	1,123,400	8,509,423	2,141,082	16,060,512
Shares redeemed	(5,689,926)	(42,991,496)	(9,271,622)	(69,774,843)
Net increase	788,317	$5,909,540	3,708,907	$28,091,439

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,192,645	$6,195,341	2,763,577	$14,382,688
Shares issued for reinvestment of distributions	154,927	804,996	341,936	1,778,012
Shares redeemed	(4,982,935)	(25,845,875)	(5,279,537)	(27,468,154)
Net increase	(3,635,364)	(18,845,538)	(2,174,025)	(11,307,454)

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

4.	Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	87,448	$1,003,700	94,179	$1,081,515
Shares issued for reinvestment of distributions and capital gains	7,344	84,446	12,595	144,512
Shares redeemed	(66,583)	(765,394)	(69,436)	(803,744)
Net increase	28,208	$322,752	37,338	$422,283

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	445,946	$4,865,695	885,785	$9,680,978
Shares issued for reinvestment of distributions	61,077	670,006	115,290	1,253,668
Shares redeemed	(224,209)	(2,439,916)	(491,003)	(5,368,378)
Net increase	282,814	$3,095,785	510,072	$5,566,268

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	124,583	$1,295,607	243,043	$2,541,633
Shares issued for reinvestment of distributions and capital gains	13,436	140,320	27,436	286,409
Shares redeemed	(203,939)	(2,123,292)	(579,853)	(6,066,509)
Net increase	(65,921)	($687,365)	(309,374)	($3,238,467)

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,073,790	$11,891,950	1,500,530	$16,536,991
Shares issued for reinvestment of distributions	67,526	748,860	128,726	1,412,690
Shares redeemed	(455,619)	(5,026,323)	(859,498)	(9,466,572)
Net increase	685,697	$7,614,487	769,758	$8,483,109

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2006		Year ended June 30, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	54,525	$568,074	380,688	$4,070,797
Shares issued for reinvestment of distributions	15,601	162,644	41,975	447,462
Shares redeemed	(291,314)	(3,038,042)	(519,856)	(5,542,597)
Net decrease	(221,188)	($2,307,324)	(97,193)	($1,024,338)

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

4.	Capital Shares, continued:

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2006		Year Ended June 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	138,109	$1,340,590	312,108	$3,074,113
Shares issued for reinvestment of distributions	44,554	435,165	83,901	822,217
Shares redeemed	(110,807)	(1,082,711)	(373,577)	(3,656,949)
Net increase	71,856	$693,044	22,342	$239,381

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2006, the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2006 the Mississippi Tax-Free Income Series does not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2007	2008	2009	2010	2011	2012	2013	2014	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$886	$157	$—	$1,043
Kentucky Tax-Free Income Series	—	—	—	—	—	—	257,991	—	257,991
Kentucky Tax-Free Short-to-Medium Series	—	135,232	312,672	34,064	—	44,500	329,431	74,336	930,235
North Carolina Tax-Free Income Series	—	—	—		—	774,390	—	—	774,390
North Carolina Tax-Free Short-to-Medium Series	—	5,915	22,226	—	—	10,514	4,659	43,905	87,219
Tennessee Tax-Free Income Series	—	106,065	523,414	69,806	18,314	175,434	28,669	—	921,703
Tennessee Tax-Free Short-to-Medium Series	—	5,991	37,349	—	—		797	61,617	105,754
Intermediate Government Bond Series	—	209,853	46,873	—	—	117,848	2	64,307	438,883

The tax basis components of distributable earnings for each of the Funds are the same, with the exception of wash sales of $1,253 on the Alabama Tax-Free Income Series.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

6.	Federal Income Taxes, continued:

the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2006 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(4,222)
Kentucky Tax-Free Short-to-Medium Series	(252,336)
North Carolina Tax-Free Short-to-Medium Series	(28,191)
Tennessee Tax-Free Short-to-Medium Series	(71,856)
Intermediate Government Bond Series	(16,160)

At June 30, 2006, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Kentucky Tax-Free Short-to-Medium Series	$73,155	($73,155)

The tax character of distributions paid for the years ended June 30, 2006 and 2005 were as follows:

	6/30/2006			6/30/2005
	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Tax Exempt Income	Ordinary Income	Long-term Capital Gain
Alabama Tax-Free Income Series	$368,623	$—	$—	$273,588	$—	$—
Kentucky Tax-Free Income Series	27,614,512	—	—	27,597,283	—	—
Kentucky Tax-Free Short-to-Medium Series	2,644,939	—	—	2,885,070	—	—
Mississippi Tax-Free Income Series	186,687	—	17,756	160,579	—	—
North Carolina Tax-Free Income Series	1,797,666	—	—	1,643,099	—	—
North Carolina Tax-Free Short-to-Medium Series	415,263	—	—	474,522	—	—
Tennessee Tax-Free Income Series	3,246,995	—	—	3,042,731	—	—
Tennessee Tax-Free Short-to-Medium Series	492,563	—	—	566,331	—	—
Intermediate Government Bond Series	—	1,086,481	—	—	988,425	—

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds do not expect the risk of loss to be material.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

8.	Line of Credit Agreement and Custodian Agreement, continued:

assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2007 but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

During the six months ended December 31, 2006, the weighted average borrowings for each Series were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$1,125
Kentucky Tax Free Income Series	65,370
Kentucky Tax-Free Short-to-Medium Series	8,321
Mississippi Tax-Free Income Series	3,293
North Carolina Tax-Free Income Series	0
North Carolina Tax-Free Short-to-Medium Series	5,467
Tennessee Tax-Free Income Series	11,495
Tennessee Tax-Free Short-to-Medium Series	5,940
Intermediate Government Bond Series	0

The Funds have a contractual agreement with the custodian whereby the bank will provide custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. During the year, these credits reduced each of the Funds’ expenses by the amount shown on the statements of operation as “custodian expense reduction.”

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

Trustee and Officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 76	President	Annual Term; 27 years service as President	Chairman of the Board of Dupree & Company, Inc.	N/A	Office Suites Plus

Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 55	Compliance Officer	Annual Term; 2 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 44	Executive Vice President	Annual Term; 1 year of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 45	Vice President, Secretary, Treasurer	Annual Term; 8 years of service as Vice President, 6 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 47	Assistant Secretary	Annual Term; 13 years of service	Dupree & Company, Inc.	N/A	N/A

Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 66	Chairman, Trustee	Annual Term 5 years of service as Chairman; 17 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A

Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 69	Trustee	Annual Term 10 years of service as Trustee	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conser-vancy

C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 61	Trustee	Annual Term 4 years of service as Trustee	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

Trustee and Officer information, continued:

Name, Address and Age (continued)	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Director
J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 75	Trustee	Annual Term 6 years of service as Trustee	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator, Arbitrator and Special Judge. Trustee 4 accounts	9	Director KY Lottery Corporation; Director Carson Four Rivers Center for the Performing Arts
William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 74	Trustee	Annual Term 27 years of service as Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of December 31, 2006, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2006 the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling 800-866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Series of the Trust. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of October 30, 2006, reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Company to each Series; (2) the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of Series investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the Series, followed by an outline of the selected specific factors the Trustees considered for each particular Series.

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the Series’ investment objectives’ and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the several Series of the Trust since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. The Series’ returns over the periods reviewed have generally matched or exceeded the Series’ benchmarks. For additional detail about the considerations for each Trust Series, see Account-by-Account synopsis below.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

Cost and Profitability

The Trustees reviewed the audited (year ended December 31, 2005) and unaudited financial statements (nine months ended September 30, 2006) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2006). The Investment Adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as Investment Adviser to each Series since the inception of each Series. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Series and the historic subsidization provided by Dupree & Co. to the several Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the Investment Adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the Investment Adviser’s fees decrease on a percentage basis.

Fee Comparison with Other Clients

The only Investment Company served by the Investment Adviser is the Trust. The Investment Adviser also provides advice to three institutional clients. These institutional clients are not investment companies and do not have the same business, shareholder, regulatory or governance requirements. Therefore, these clients are not directly comparable.

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the Investment Adviser is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders of each Series is that the Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 19 portfolio purchase transactions and 11 portfolio sale transactions

•	As of June 30, 2006 the five year growth of $10,000 (since inception 1/3/00) invested in the Series was $15,471 as compared to $13,780 for the 7 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of five stars. The Series has maintained an overall Morningstar rating of five stars since its inception on January 3, 2000.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

•	As of August 31, 2006 the Series Expense Ratio was 0.46% (after waiver of fees), the lowest of 7 funds compared by Morningstar

Kentucky Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 59 portfolio purchase transactions and 46 portfolio sale transactions

•	As of June 30, 2006 the ten year growth of $10,000 invested in the Series was $16,129 as compared to $15,977 for the 7 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of four stars.

•	As of August 31, 2006 the Series Expense Ratio was 0.58%, the lowest of 19 funds compared by Morningstar.

Kentucky Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 11 portfolio purchase transactions and 28 portfolio sale transactions

•	As of June 30, 2006 the ten year growth of $10,000 invested in the Series was $14,245 as compared to $14,967 for the 3 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of three stars

•

As of August 31, 2006 the Series Expense Ratio was 0.71%. Out of 19 funds compared by Morningstar, only three had lower expense ratios than this Series. Of these three funds, one only accepts institutional clients and another only accepts retirement accounts.

Mississippi Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 7 portfolio purchase transactions and 19 portfolio sale transactions

•	As of June 30, 2006 the five year growth of $10,000 (since inception 1/3/00) invested in the Series was $15,043 as compared to $14,139 for the 10 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of five stars

•	As of August 31, 2006 the Series Expense Ratio was 0.46% (after waiver of fees) was the lowest of 4 funds compared by Morningstar

North Carolina Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 11 portfolio purchase transactions and 21 portfolio sale transactions

•	As of June 30, 2006 the ten year growth of $10,000 invested in the Series was $17,380 as compared to $15,977 for the 7 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of five stars

•

As of August 31, 2006 the Series Expense Ratio was 0.72%, the 5th lowest of 27 funds compared by Morningstar. Of the other four funds one was open to employees of the funds only, one was open to institutional clients only, one had a front end load and a 12b-1 fee, and the other fund accepted only retirement accounts.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

North Carolina Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 7 portfolio purchase transactions and 30 portfolio sale transactions

•	As of August 31, 2006 the ten year growth of $10,000 invested in the Series was $14,668 as compared to $14,967 for the 3 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of four stars

•

As of August 31, 2006 the Series Expense Ratio was 0.74% (after waiver of fees), the third lowest of 27 funds compared by Morningstar. Of the other funds one is open only to employees of the fund and one is only open to institutional clients.

Tennessee Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 12 portfolio purchase transactions and 23 portfolio sale transactions

•	As of August 31, 2006 the ten year growth of $10,000 invested in the Series was $16,973 as compared to $15,977 for the 7 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of four stars

•	As of August 31, 2006 the Series Expense Ratio was 0.71%, the second lowest of 11 funds compared by Morningstar. The fund with the lowest expense ratio is open to retirement accounts only.

Tennessee Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 7 portfolio purchase transactions and 30 portfolio sale transactions

•	As of August 31, 2006 the ten year growth of $10,000 invested in the Series was $14,316 as compared to $14,967 for the 3 Year Lehman Brothers Municipal Bond Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of three stars

•	As of August 31, 2006 the Series Expense Ratio was 0.71% (after waiver of fees), the lowest of 11 funds compared by Morningstar.

Intermediate Government Bond Series

•	For the Fiscal Year ending June 30, 2006, the Investment Adviser processed 2 portfolio purchase transactions and 4 portfolio sale transactions

•	As of August 31, 2006 the ten year growth of $10,000 invested in the Series was $17,560 as compared to $17,091 for the Lehman Brothers U.S. Government Bond Intermediate Index.

•	As of August 31, 2006 the Series received an overall Morningstar rating of four stars

•	As of August 31, 2006 the Series Expense Ratio was 0.45%, the second lowest of 34 funds compared by Morningstar.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2006” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2006	Beginning Account Value July 1, 2006*	Ending Account Value December 31, 2006**	Expenses Paid During the Six Months Ended December 31, 2006
Alabama Tax-Free Income Series
Actual	.40%	$1,000.00	$1,023.28	$2.04
Hypothetical	.40	1,000.00	1,025.20	2.04
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,022.33	2.96
Hypothetical	.58	1,000.00	1,025.20	2.96
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,013.21	3.65
Hypothetical	.72	1,000.00	1,025.20	3.68
Mississippi Tax-Free Income Series
Actual	.44	1,000.00	1,023.29	2.24
Hypothetical	.44	1,000.00	1,025.20	2.25
North Carolina Tax-Free Income Series
Actual	.74	1,000.00	1,020.21	3.77
Hypothetical	.74	1,000.00	1,025.20	3.78

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized December 31, 2006	Beginning Account Value July 1, 2006*	Ending Account Value December 31, 2006**	Expenses Paid During the Six Months Ended December 31, 2006
North Carolina Tax-Free Short-to-Medium Series
Actual	.81	1,000.00	1,013.66	4.11
Hypothetical	.81	1,000.00	1,025.20	4.13
Tennessee Tax-Free Income Series
Actual	.73%	$1,000.00	$1,021.32	$3.72
Hypothetical	.73	1,000.00	1,025.20	3.73
Tennessee Tax-Free Short-to-Medium Series
Actual	.79	1,000.00	1,014.12	4.01
Hypothetical	.79	1,000.00	1,025.20	4.03
Intermediate Government Bond Series
Actual	.52	1,000.00	1,022.89	2.65
Hypothetical	.52	1,000.00	1,025.20	2.65

*	The example is based on an investment of $1,000 invested at the beginning of the period.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [number of days in most recent fiscal half-year/365] (to reflect one-half year period).

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

December 31, 2006

Shareholder Meeting

A meeting of Shareholders was held on October 30, 2006. The purpose of the meeting was (i) to elect Messrs. William Combs, C. Timothy Cone, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2007. The results of all matters voted on by shareholders at the Shareholder Meeting held October 30, 2006 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
Lucy A. Breathitt	71,818,384.566	17,066.295	730,973.927	0.00	72,566,424.788
William A. Combs	71,911,278.330	17,066.295	730,973.927	0.00	72,659,318.552
C. Timothy Cone	71,957,675.583	17,066.295	730,973.927	0.00	72,705,715.805
J. William Howerton	71,997,373.773	17,066.295	730,973.927	0.00	72,745,413.995
William S. Patterson	71,574,217.787	17,066.295	730,973.927	0.00	72,322,258.009

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2007:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	70,991,471.019	558,823.292	1,049,531.919	72,599,826.230

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	62,075,485.228	1,350,816.757	9,173,523.245	72,599,826.230

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is incorporated by reference from the registrant’s Post Effective Amendment No. 45. There have been no amendments to or waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site Dupree-funds.com.

Item 3.	Audit Committee Financial Expert: Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services: Not applicable for semi-annual report.

Item 5.	Not applicable

Item 6.	Included as part of item 1.

Item 7.	Not applicable

Item 8.	Not applicable.

Item 9.	Not applicable

Item 10.	There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.	Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the controls and procedures effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report- that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1) Incorporated by reference from Post Effective Amendment No. 45

(a)	(2) Certifications

(a)	(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS (Registrant)

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date 5th March 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr., President

Date 5th March 2007

By	/s/ Michelle M Dragoo
Michelle M. Dragoo, Treasurer

Date 5th March 2007